GOF P14 01/16

SUPPLEMENT DATED JANUARY 1, 2016

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

 OF

EACH OF THE LISTED FUNDS

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmartTM 2015 Retirement Target Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin LifeSmartTM 2055 Retirement Target Fund

Franklin Multi-Asset Real Return Fund

Franklin Payout 2017 Fund

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Global Trust

Franklin Emerging Market Debt Opportunities Fund

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Large Cap Equity Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flex Cap Growth Fund

Franklin Flexible Alpha Bond Fund

Franklin Focused Core Equity Fund

Franklin Global Government Bond Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Templeton Global Trust

Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Global Allocation Fund

Franklin World Perspectives Fund

Templeton Foreign Smaller Companies Fund

Franklin Templeton Money Fund Trust

Franklin Templeton U.S. Government Money Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund

Franklin Large Cap Value Fund

Franklin MicroCap Value Fund

Franklin MidCap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton Developing Markets Trust

Templeton Global Investment Trust

Templeton BRIC Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Institutional Funds

Emerging Markets Series

Foreign Equity Series

Foreign Smaller Companies Series

Global Equity Series

The Prospectus is amended as follows:

I. For the Franklin LifeSmartTM 2015 Retirement Target Fund, the Prospectus is amended as follows:

The Board of Trustees recently approved a proposal to reposition the Franklin LifeSmartTM 2015 Retirement Target Fund (the “Fund”), a series of Franklin Fund Allocator Series, subject to shareholder approval of certain matters. Among other things, the repositioning would involve changing the name of the Fund to “Franklin LifeSmartTM Retirement Income Fund” and modifying the investment goal of the Fund to the following:

“The Fund’s investment goal is to seek to make monthly distributions, while preserving the investor’s capital over the long term.”

In addition, the strategies of the Fund would be modified. It is anticipated that in the first quarter of 2016 shareholders of the Fund will receive a proxy statement requesting their votes on certain proposals related to the repositioning. If such proposals are approved by the Fund’s shareholders, the repositioning is currently expected to be completed on or about May 1, 2016.

II. For the Franklin Large Cap Value Fund, the Prospectus is amended as follows:

The Board of Trustees recently approved a proposal to reorganize Franklin Large Cap Value Fund (Large Cap Value Fund), a series of Franklin Value Investors Trust, with and into Franklin Rising Dividends Fund, a series of Franklin Managed Trust. It is anticipated that in February 2016 shareholders of the Large Cap Value Fund will receive a Proxy and Prospectus/Proxy Statement requesting their votes on the reorganization. If approved by Large Cap Value Fund shareholders, the transaction is currently expected to be completed on or about May 20, 2016.

Effective at the close of market (1:00 p.m. Pacific time or close of the New York Stock Exchange, whichever is earlier) on January 20, 2016, the Large Cap Value Fund will be closed to all new investors except as noted below. Existing investors who had an open and funded account on January 20, 2016, can continue to invest in the Fund through exchanges and additional purchases after such date. The following categories of investors may continue to open new accounts in the Large Cap Value Fund after the close of market on January 20, 2016, (1) clients of discretionary investment allocation programs where such programs had investments in the Large Cap Value Fund prior to the close of market on January 20, 2016, and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the Large Cap Value Fund was available to participants prior to the close of market on January 20, 2016. The Large Cap Value Fund will not accept any additional purchases after the close of market on May 13, 2016. The Large Cap Value Fund reserves the right to change this policy at any time.

III. The second and fourth bullet points under the “Fund Details – Choosing a Share Class – Sales Charge Reductions – Cumulative quantity discount” section is replaced as follows:

•         Your "family member," defined as your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21.

  You jointly with another person(s) who is (are) not family members if that other person has not included the value of the jointly-owned shares as cumulative quantity discount eligible shares for purposes of that person’s separate investments in Franklin Templeton fund shares.

IV. The “Fund Details – Choosing a Share Class – Sales Charge Waivers- Waivers for certain investors and Retirement plans” sections are replaced as applicable with the following:

Waivers for certain investors. The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.(only relates to  funds without Advisor Class shares)
  Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors and full-time employees (and, in each case, their family members) of Franklin Templeton Investments or Franklin Templeton funds (including any foundation, trust, or benefit plan maintained, owned, controlled, or established by or for any such person), consistent with our then-current policies. (only relates to funds without Advisor Class shares)
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code. (only relates to funds without Advisor Class shares)
  Group annuity separate accounts offered to retirement plans.
  Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.
  Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction fee to customers.

Retirement plans. Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

  Employer Sponsored Retirement Plans (“Plans” or individually, “Plan”) that invest through a record-keeper platform or third party retirement platform; or
  Any investors who purchases shares with proceeds from an IRA for which Fiduciary Trust International of the South (FTIOS) is trustee.

V. The Franklin High Income Fund bullet point that says “Members of the Assembly of Government Employees (AGE).” has been deleted from the “Fund Details – Choosing a Share Class – Sales Charge Waivers – Waivers for certain investors” section.

VI. The below “Fund Details – Choosing a Share Class – Sales Charge Waivers” section language still applies to Funds that offer Class C shares to the Franklin Charitable Giving Program:

Class C shares may be purchased without limit or CDSC by the Franklin Charitable Giving Program.

VII. For all Funds that offer Class R shares the second bullet point “Any trust or plan established as part…” under the “Fund Details – Choosing a Share Class – Sales Charge Waivers - Sales Charges – Class R” is deleted.

VIII. The following paragraph is added to the “Fund Details – Choosing a Share Class – Reinstatement Privilege” section:

In order to take advantage of this reinstatement privilege, you must inform your investment representative or the Fund’s transfer agent of this privilege at the time of your investment.

IX. For all Funds that offer Advisor Class shares (or Class Z shares, as applicable) the “Fund Details - Choosing A Share Class - Qualified Investors-Advisor Class” is revised as follows:

  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.
  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund.
  Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors and full-time employees (and, in each case, their family members) of Franklin Templeton Investments or Franklin Templeton funds (including any foundation, trust, or benefit plan maintained, owned, controlled, or established by or for any such person), consistent with our then-current policies. Minimum initial investment: $1,000 ($50 for accounts with an automatic investment plan).
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Employer Sponsored Retirement Plans (“Plans” or individually, “Plan) that invest through a record-keeper or third party retirement platform.
  Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton Investments funds.
  Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code.
  An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customers.
  Unaffiliated U.S. registered mutual funds, including those that operate as “fund of funds.”
  Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with it clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.
  Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction fee to customers.

X. The hours of operation under the following sections have been deleted “Fund Details – Buying Shares”, “Fund Details – Selling Shares” and “Fund Details – Questions”.

XI. The third paragraph under the “Fund Details – Investor Services- Telephone/Online Privileges” section is revised as follows:

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. We have the right (but have no obligation) to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized to act on the account. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can decline telephone buy, sell, or exchange privileges on your account application, or choose not to register for online privileges. If you have telephone/online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

XII. The first paragraph under the “Fund Details – Account Policies Statements, Reports and Prospectuses” section is revised as follows:

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). Upon receipt, review all account statements and written notifications after each transaction affecting your account and notify us immediately if there is a discrepancy.

XIII. The reference to the “Franklin Templeton Bank & Trust (FTB&T)” has been changed to “Fiduciary Trust International of the South (FTIOS)”, a member of the Franklin Templeton Investments Family of Companies.

XIV.  For the Templeton Foreign Smaller Companies Fund, Templeton Global Balanced Fund and Templeton Global Opportunities Trust, the “Fund Details – Principal Investment Policies and Practices” section is revised to add the following:

The Fund may, from time to time seek to hedge against market risk, gain exposure to individual securities or generate additional income for the Fund by buying and selling (writing) exchange traded and over-the-counter equity put and call options on individual securities held in its portfolio in an amount up to 10% of its net assets.

XV.   For the Franklin Focused Core Equity Fund and Templeton Foreign Smaller Companies Fund, the “Fund Details – Principal Risks” section is revised to add the following:

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to the underlying instrument in addition to other risks. Derivative instruments involve costs and can create leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When used for hedging, the change in value of the derivative instrument also may not correlate specifically with the currency, security or other risk being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (particularly with respect to over-the-counter (OTC) instruments) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments.  Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund.  The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to utilize derivatives when it wishes to do so.

XVI.  For the Templeton Global Balanced Fund and Templeton Global Opportunities Trust, the “Fund Details – Principal Risks - Derivative Instruments” section is replaced with the following:

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as currency, security, interest rate or index and such instruments often have risks similar to the underlying instrument in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When used for hedging, the change in value of the derivative instrument also may not correlate specifically with the currency, security or other risk being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (particularly with respect to over-the-counter (OTC) instruments) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments.  Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

XVII. For the Franklin Low Duration Total Return Fund, Franklin Total Return Fund, Franklin Strategic Mortgage Portfolio and Franklin Strategic Income Fund, the “Fund Details – Principal Investment Policies and Practices” section is revised to add the following:

The Fund may invest in collateralized debt obligations (CDOs), which are generally types of asset-backed securities.  Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) are generally considered two types of CDOs. CBOs represent interests in a special purpose, bankruptcy-remote vehicle, typically a trust, collateralized by a pool of fixed income securities, some of which may be below investment grade, including commercial mortgage-backed securities, residential mortgage-backed securities, corporate bonds and emerging market debt securities. CLOs are similar to CBOs except that the underlying pool for a CLO is generally comprised of corporate and/or sovereign loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans made to domestic and foreign borrowers, including loans that may be rated below investment grade or equivalent unrated loans. For the broader category of CDOs, the pool of debt instruments held by a trust may include debt instruments of any type, including mortgage-backed or other asset-backed securities issued in securitization transactions. In all types of CDOs, the interests in the trust are split into two or more portions, called tranches, varying in risk, maturity, payment priority and yield. The riskiest portion is the “equity” tranche, which is the first loss position to observe defaults from the collateral in the trust. Because they are partially protected from defaults, senior tranches of a CDO trust typically have higher ratings and lower yields than the underlying collateral securities held by the trust and can be rated investment grade. The Fund may invest in any tranche of a CDO excluding the “equity” tranche.

XVIII.      For the Franklin Low Duration Total Return Fund, Franklin Total Return Fund, Franklin Strategic Mortgage Portfolio and Franklin Strategic Income Fund, the “Fund Details – Principal Risks” section is revised to add the following:

Collateralized Debt Obligations (CDOs) The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE trust), especially during a period of market volatility. CDOs may be deemed to be illiquid securities and subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities.

In addition, prices of CDO tranches can decline considerably. In addition to the normal risks associated with debt securities and asset-backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.

XIX.  For the Franklin Focused Core Equity Fund, the “Fund Details – Principal Investment Policies and Practices” section is revised to add the following:

The Fund may also purchase and sell (write) exchange traded and over-the-counter equity put and call options on individual securities and on securities indices, to generate additional income for the Fund, to hedge against the risk of declines in the market price of securities or of the stock market generally or to gain exposure to individual securities or to a stock market or part of a stock market.

Please keep this supplement with your prospectus for future reference.

GOF SA5 01/16

SUPPLEMENT DATED JANUARY 1, 2016

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

 OF

EACH OF THE LISTED FUNDS

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmartTM 2015 Retirement Target Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin LifeSmartTM 2055 Retirement Target Fund

Franklin Multi-Asset Real Return Fund

Franklin Payout 2017 Fund

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Global Trust

Franklin Emerging Market Debt Opportunities Fund

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Large Cap Equity Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flex Cap Growth Fund

Franklin Flexible Alpha Bond Fund

Franklin Focused Core Equity Fund

Franklin Global Government Bond Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Templeton Global Trust

Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Global Allocation Fund

Franklin World Perspectives Fund

Templeton Foreign Smaller Companies Fund

Franklin Templeton Money Fund Trust

Franklin Templeton U.S. Government Money Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund

Franklin Large Cap Value Fund

Franklin MicroCap Value Fund

Franklin MidCap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton Developing Markets Trust

Templeton Global Investment Trust

Templeton BRIC Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Institutional Funds

Emerging Markets Series

Foreign Equity Series

Foreign Smaller Companies Series

Global Equity Series

The Statement of Additional Information is amended as follows:

I. For Templeton Foreign Smaller Companies Fund, Templeton Global Balanced Fund, Foreign Equity Series, Foreign Smaller Companies Series and Global Equity Series , the “Glossary of Investments, Techniques, Strategies and Their Risks – Foreign securities” section is amended by adding the following before “Developing markets or emerging markets:”

Investing through Stock Connect. Foreign investors may now invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai –Hong Kong Stock Connect (“Stock Connect”) program.  Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect Securities through Stock Connect.  In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns.  For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security.  Thus, investors in Stock Connect Securities are generally subject to Chinese securities regulations and SSE listing rules, among other restrictions.  In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.  While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in Stock Connect Securities.  For example, an investor cannot purchase and sell the same security on the same trading day.  Stock Connect also is generally available only on business days when both the SSE and the SEHK are open.  Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China, which could pose risks to the Fund.  Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Stock Connect is in its initial stages. Further developments are likely and there can be no assurance as to whether or how such developments may restrict or affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

II. The following bullet points are added to “Buying and Selling Shares – CDSC waivers” section as follows:

•         Redemptions through systematic plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account’s net asset value depending on the frequency of your plan

•         Redemptions by Employer Sponsored Retirement Plans

III. The following paragraph under the “Buying and Selling Shares – General information” section is revised as follows:

The Fund may be required (i) pursuant to a validly issued levy, to sell your shares and remit the proceeds to a levying officer or to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture or other form of legal process to sell your shares and remit the proceeds to the U.S. or state government as directed.

IV. The following paragraph is added to the “Buying and Selling Shares – General information” section as follows:

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests in any form (written, telephone, online).  We will investigate any unauthorized request that you report to us and we will ask you to cooperate with us in the investigation, which may require you to file a police report and complete a notarized affidavit regarding the unauthorized request.  We will assist in the claims process, on your behalf, with other financial institutions regarding the unauthorized request.

Please keep this supplement with your Statement of Additional Information for future reference.